Derivative financial and operating assets and liabilities	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Derivative financial and operating assets and liabilities

17.	Derivative financial and operating assets and liabilities
The following table summarizes the fair value of the Company's derivative financial instruments:

	At December 31,
	2024		2023
	Positive fair value	Negative fair value	Positive fair value	Negative fair value
	(€ million)
Fair value hedges:
Interest rate risk - interest rate swaps	€170	€—	€26	€(1)
Total Fair value hedges	170	—	26	(1)
Cash flow hedges:
Interest rate risk - interest rate swaps	21	(11)	—	(28)
Currency risks - forward contracts, currency swaps and currency options	155	(182)	111	(331)
Commodity price risk – commodity swaps and commodity options	46	(304)	36	(681)
Total Cash flow hedges	222	(497)	147	(1,040)
Total Net investment hedges	—	—	—	—
Derivatives for trading	261	(184)	75	(43)
Total Fair value of derivative financial assets/(liabilities)	€653	€(681)	€248	€(1,084)
Financial derivative assets/(liabilities) - current	€70	€(9)	€17	€(18)
Financial derivative assets/(liabilities) - non-current	€310	€(15)	€23	€(21)
Derivative operating assets/(liabilities) - current	€256	€(600)	€157	€(746)
Derivative operating assets/(liabilities) - non-current	€17	€(57)	€51	€(299)
Derivatives used in financing activities are reported in the financial assets/liabilities, while derivatives used in operating activities are reported in Other assets/liabilities.
The following table summarizes the outstanding notional amounts of the Company's derivative financial instruments by due date:

	At December 31,
	2024			2023
	Due within one year	Due between one and five years	Total	Due within one year	Due between one and five years	Total
	(€ million)
Currency risk management	€19,279	€1,125	€20,404	€21,424	€6,263	€27,687
Interest rate risk management	71	12,215	12,286	42	6,680	6,722
Interest rate and currency risk management	11	19	30	37	28	65
Commodity price risk management	2,079	818	2,897	2,809	2,196	5,005
Total Notional amount	€21,440	€14,177	€35,617	€24,312	€15,167	€39,479
Fair value hedges
The net gains and losses arising from the valuation of outstanding currency derivatives and interest rate derivatives were recognized in accordance with fair value hedge accounting and the net gains and losses arising from the respective hedged items are summarized as follows:

	Years ended December 31,
	2024	2023	2022
	(€ million)
Currency and interest rate risk
Change in ineffective portion	€—	€(1)	€(34)
Net gains/(losses)	€—	€(1)	€(34)
Ineffectiveness portion is recognized in Net financial expenses.
At December 31, 2024, the Company has outstanding interest rate derivatives classified as fair value hedges; in particular, interest rate swaps that manage interest rate risk of certain bonds issued in Europe and in North America, with a nominal amount of €8.0 billion. The accumulated amount of fair value hedge adjustment on the hedged item is negative and equal to €68 million which offsets the equivalent positive effect related to the change in value of the hedging derivatives.
Cash flow hedges
Amounts recognized in the Consolidated Income Statement mainly related to currency risk management and commodity price risk management and, to a lesser extent, cash flows that were exposed to interest rate risk.
The Company's policy for managing currency risk and commodity price risk normally required hedging of projected future flows from trading activities which will occur within the following twenty-four and thirty-six months respectively. The hedging effect arising from this was recorded in the Cash flow hedge reserve within Other comprehensive (loss)/income and would be subsequently recognized in the Consolidated Income Statement, primarily during the following years, in particular, two years for currency risk and three years for commodity price risk.
For the year ended December 31, 2024 net losses of €48 million mainly related to discontinued hedges were recognized in the Consolidated Income Statement (net gains €4 million for the year ended December 31, 2023 and net losses
€6 million for the year ended December 31, 2022).
The Company reclassified gains/(losses) arising on Cash flow hedges, net of the tax effect, from Other comprehensive income and Inventories to the Consolidated Income Statement as follows:

	Years ended December 31,
	2024	2023	2022
	(€ million)
Currency risk
(Increase)/decrease in Cost of revenues	€222	€(101)	€(111)
Share of profit/(loss) of equity method investees	(42)	7	(10)
Interest rate risk
Share of profit/(loss) of equity method investees	19	44	(59)
Net financial income/(expenses)	(3)	—	—
Commodity price risk
(Increase)/decrease in Cost of revenues	(616)	(435)	464
Ineffectiveness and discontinued hedges	(48)	4	(6)
Tax expenses/(benefit)	84	77	(99)
Total recognized in the Consolidated Income Statement	€(384)	€(404)	€179
Net investment hedges
In order to manage the Company’s foreign currency risk related to its investments, the Company enters into hedges of a net investment in a foreign operation, in particular foreign currency swaps, forward contracts and currency options. For the year ended December 31, 2024, gains of €33 million (losses of €12 million for the year ended December 31, 2023 and gains of €100 million for the year ended December 31, 2022) related to the hedges of a net investment in foreign operation were recognized in the Consolidated Statement of Other Comprehensive Income within Exchange differences on translating foreign operations differences. There was no ineffectiveness for the year ended December 31, 2024.
Derivatives for trading
At December 31, 2024, 2023 and 2022, Derivatives for trading primarily consisted of derivative contracts entered into for hedging purposes which did not qualify for hedge accounting.
Information on the Company's risk management strategy and additional information on its hedging activities is provided in Note 32, Qualitative and quantitative information on financial risks